Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 135,364	$ 174,554	$ 13,395
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(2,070)	(1,909)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(181)	(198)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(1,889)	(1,711)
Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(1,888)	(1,696)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(1,888)	(1,696)
Brazilian Reais | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
U.S. Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(182)	(213)
U.S. Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(181)	(198)
U.S. Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(1)	(15)
U.S. Dollar | Floating interest rate | Interest rate risk | Uruguayan Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
U.S. Dollar | Floating interest rate | Interest rate risk | U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 0	$ 0